UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Smithbridge Asset Management, Inc.
Address:  5 Christy Drive, Ste 206
          Chadds Ford, PA  19317

13F File Number:  28-05213

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, list, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kendra L. Hicken
Title:         Vice President
Phone:         610-361-9141
Signature, Place, and Date of Signing:



Kendra L. Hicken     Chadds Ford, Pennsylvania   July 13, 2009
Report Type (Check only one.):

[x]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

                                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        37
Form 13F Information Table Value Total:        62965
List of Other Included Managers:               NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE LTD BERMUDA CL A     COM              G1150G111     2341    69950 SH       Sole                                      69950
AFLAC INC COM                  COM              001055102     1184    38075 SH       Sole                                      38075
APPLE COMPUTER INC COM         COM              037833100     2385    16745 SH       Sole                                      16745
CISCO SYS INC COM              COM              17275R102     1708    91586 SH       Sole                                      91586
COCA COLA CO COM               COM              191216100     2158    44968 SH       Sole                                      44968
DANAHER CORP DEL COM           COM              235851102      235     3800 SH       Sole                                       3800
ECOLAB INC                     COM              278865100     1018    26101 SH       Sole                                      26101
EXXON MOBIL CORP COM           COM              30231G102     2936    41994 SH       Sole                                      41994
FISERV INC COM                 COM              337738108     1132    24775 SH       Sole                                      24775
GENERAL DYNAMICS CORP COM      COM              369550108      870    15710 SH       Sole                                      15710
GENERAL ELEC CO COM            COM              369604103     1116    95258 SH       Sole                                      95258
ILLINOIS TOOL WKS INC COM      COM              452308109     2037    54543 SH       Sole                                      54543
INTERNATIONAL BUS MACH COM     COM              459200101     1427    13667 SH       Sole                                      13667
J P MORGAN CHASE & CO COM      COM              46625H100      954    27965 SH       Sole                                      27965
JACOBS ENGR GROUP DEL COM      COM              469814107     1496    35550 SH       Sole                                      35550
JOHNSON & JOHNSON COM          COM              478160104     3189    56144 SH       Sole                                      56144
KINDER MORGAN ENERGY UT LTD PA COM              494550106      527    10307 SH       Sole                                      10307
LILLY ELI & CO COM             COM              532457108     1276    36850 SH       Sole                                      36850
MEDTRONIC INC COM              COM              585055106     2417    69285 SH       Sole                                      69285
MICROSOFT CORP COM             COM              594918104     2753   115827 SH       Sole                                     115827
NIKE INC CL B                  COM              654106103     1675    32350 SH       Sole                                      32350
ORACLE CORP COM                COM              68389X105     1222    57050 SH       Sole                                      57050
PEPSICO INC COM                COM              713448108     2922    53164 SH       Sole                                      53164
SCHLUMBERGER LTD COM           COM              806857108     1824    33700 SH       Sole                                      33700
SCHWAB CHARLES CP COM          COM              808513105     1763   100501 SH       Sole                                     100501
STAPLES INC COM                COM              855030102     2322   115075 SH       Sole                                     115075
STRYKER CORP COM               COM              863667101     2257    56800 SH       Sole                                      56800
T ROWE PRICE GROUP INC         COM              74144T108     2532    60771 SH       Sole                                      60771
UNITED TECHNOLOGIES CP COM     COM              913017109     1887    36314 SH       Sole                                      36314
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     1392    39600 SH       Sole                                      39600
WAL MART STORES INC COM        COM              931142103     1746    36051 SH       Sole                                      36051
WELLS FARGO & CO COM           COM              949746101     2346    96720 SH       Sole                                      96720
NOVO-NORDISK A S ADR                            670100205     2325    42700 SH       Sole                                      42700
PETROLEO BRASILEIRO SA SPONSOR                  71654V408      803    19600 SH       Sole                                      19600
ROYAL DUTCH SHELL PLC SPONS AD                  780259206     2003    39914 SH       Sole                                      39914
SANOFI-AVENTIS                                  80105N105      532    18050 SH       Sole                                      18050
JPMORGAN CHASE CAP XVI PFD TR                   481228203      253    11800 SH       Sole                                      11800